Document And Entity Information	12 Months Ended
Jul. 31, 2019 shares
Document And Entity Information [Abstract]
Entity Registrant Name	HEXO Corp.
Entity Central Index Key	0001690947
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--07-31
Entity Common Stock, Shares Outstanding	256,981,753
Document Type	40-F/A
Document Period End Date	Jul. 31, 2019
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false